Loans Receivable Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
LOANS RECEIVABLE, NET

4.    LOANS RECEIVABLE, NET

Loans receivable, net is comprised of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	6,600,000	18,757,404	2,728,151
Third parties	–	48,439,164	7,045,184
Total	6,600,000	67,196,568	9,773,335
Loans receivable, non-current portion
Franchisees	–	39,352,863	5,723,637

In

2018, the Group entered into

a one-year loan agreement with certain franchisees to finance the renovation of certain franchised-and-managed hotels with maturity from one year to three years and an interest rate of 9.9% per annum.

In 2018, the Group entered into a one-year loan agreement with Shanghai Zhengjin E-Commerce Co., Ltd. with an amount of RMB33,439,164 (USD4,863,525) to support its daily operation in 168 online shopping mall for the Group annual interest rate is 4.35%.

In 2018, the Group entered into entrusted loan agreement with Tibet Yuzhenglong Trading Co., Ltd. with an amount of RMB15,000,000 (USD2,181,660) to support its daily operation in catering service and annual interest rate is 12.00%.

No impairment loss for these loans receivables was made as of December 31, 2018.